Segmented Information - Underwriting Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Loss & LAE - accident year	$ 11,165.8	$ 9,736.5
Total underwriting expenses - calendar year	11,990.1	10,570.3
Operating companies
Disclosure of operating segments [line items]
Loss & LAE - accident year	8,110.2	7,513.3
Commissions	2,023.7	1,643.4
Premium acquisition costs and other underwriting expenses	1,998.2	1,677.8
Total underwriting expenses - accident year	12,132.1	10,834.5
Net favourable claims reserve development	(789.0)	(491.7)
Total underwriting expenses - calendar year	11,343.1	10,342.8
Northbridge | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	802.7	760.1
Commissions	184.5	164.5
Premium acquisition costs and other underwriting expenses	191.7	179.6
Total underwriting expenses - accident year	1,178.9	1,104.2
Net favourable claims reserve development	(106.7)	(93.5)
Total underwriting expenses - calendar year	1,072.2	1,010.7
Odyssey Group | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	2,061.5	1,827.7
Commissions	588.7	492.5
Premium acquisition costs and other underwriting expenses	269.8	241.3
Total underwriting expenses - accident year	2,920.0	2,561.5
Net favourable claims reserve development	(345.7)	(288.1)
Total underwriting expenses - calendar year	2,574.3	2,273.4
Crum & Forster | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	1,244.7	1,209.8
Commissions	304.2	292.4
Premium acquisition costs and other underwriting expenses	383.3	357.6
Total underwriting expenses - accident year	1,932.2	1,859.8
Net favourable claims reserve development	(3.9)	(10.2)
Total underwriting expenses - calendar year	1,928.3	1,849.6
Zenith National | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	453.4	477.9
Commissions	84.2	83.5
Premium acquisition costs and other underwriting expenses	211.8	209.4
Total underwriting expenses - accident year	749.4	770.8
Net favourable claims reserve development	(85.3)	(76.4)
Total underwriting expenses - calendar year	664.1	694.4
Brit | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	982.6	1,117.8
Commissions	456.8	424.8
Premium acquisition costs and other underwriting expenses	216.6	205.7
Total underwriting expenses - accident year	1,656.0	1,748.3
Net favourable claims reserve development	(99.3)	(9.5)
Total underwriting expenses - calendar year	1,556.7	1,738.8
Allied World | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	1,739.9	1,293.1
Commissions	207.8	32.6
Premium acquisition costs and other underwriting expenses	392.8	217.7
Total underwriting expenses - accident year	2,340.5	1,543.4
Net favourable claims reserve development	(96.6)	71.9
Total underwriting expenses - calendar year	2,243.9	1,615.3
Fairfax Asia | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	138.0	263.1
Commissions	19.9	4.7
Premium acquisition costs and other underwriting expenses	55.6	73.9
Total underwriting expenses - accident year	213.5	341.7
Net favourable claims reserve development	(24.4)	(52.3)
Total underwriting expenses - calendar year	189.1	289.4
Other | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	687.4	563.8
Commissions	177.6	148.4
Premium acquisition costs and other underwriting expenses	276.6	192.6
Total underwriting expenses - accident year	1,141.6	904.8
Net favourable claims reserve development	(27.1)	(33.6)
Total underwriting expenses - calendar year	$ 1,114.5	$ 871.2